Convertible Debts Related Party (Tables)	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Convertible Debts - Related Party
Convertible debts – related party outstanding, net of debt discount of $12,835, on March 31, 2011	$21,615
Add: Amortization of debt discount	12,835
Less: convertible debt transferred from related party to third party - See Note 5	(14,000)
Convertible debts – related party outstanding, net of debt discount of $0, on March 31, 2012	20,450
Less: reclassification to third party convertible debt	(18,900)
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$1,550